Stockholders' Equity (Deficit) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 10, 2015	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Preferred Stock, par value per share			$ 0.0001	$ 0.0001
Preferred stock, shares authorized			10,000,000	10,000,000
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Minimum net proceeds from public offering for automatic conversion			$ 15,000
Shares issuable upon conversion of preferred stock			0.4348
Common stock, par value per share			$ 0.0002	$ 0.0002
Common stock, shares authorized			50,000,000	50,000,000
Common stock, shares issued			8,424,641	6,492,622
Common stock, shares outstanding			8,424,641	6,492,622
Shares issued for initial public offering	1,640,000
Additional shares issued for initial public offering	246,000
Price per share	$ 6.50
Proceeds from initial public offering, net	$ 11,100
Stock based compensation			$ 1,574	$ 1,066	$ 1,066
Restricted Stock [Member]
Class of Stock [Line Items]
Stock based compensation			79
Non Employees [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Stock based compensation			$ 78,815	$ 0
Series B1 Preferred Stock [Member]
Class of Stock [Line Items]
Price per share			$ 2.67
Preferred stock, dividend rate			5.00%
Preferred stock, dividend amount per share			$ 6.14
Preferred stock, liquidation preference			6.14
Proceeds from issuance of private placement		$ 5,000
Issuance of preferred stock, shares		1,891,419
Series B2 Preferred Stock [Member]
Class of Stock [Line Items]
Price per share			$ 5.00
Preferred stock, dividend rate			5.00%
Preferred stock, dividend amount per share			$ 11.50
Preferred stock, liquidation preference			11.50
Series 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, liquidation preference			$ 4.83